CONSOLIDATED STATEMENT OF EQUITY - USD ($) $ in Millions	Total IBM Stockholders' Equity Cumulative Effect, Period of Adoption, Adjustment	Total IBM Stockholders' Equity	Common Stock and Additional Paid-in Capital	Retained Earnings Cumulative Effect, Period of Adoption, Adjustment	Retained Earnings	Treasury Stock	Accumulated Other Comprehensive Income/(Loss)	Non-Controlling Interests	Cumulative Effect, Period of Adoption, Adjustment	Total
Balance at the Beginning of the Period at Dec. 31, 2018		$ 16,796	$ 55,151		$ 159,206	$ (168,071)	$ (29,490)	$ 134		$ 16,929
Net income plus other comprehensive income/(loss):
Net income		9,431			9,431					9,431
Other comprehensive income/(loss)		893					893			893
Total comprehensive income/(loss)		10,324								10,324
Cash dividends paid - common stock		(5,707)			(5,707)					(5,707)
Common stock issued under employee plans		745	745							745
Purchases and sales of treasury stock under employee plans - net		19			30	(11)				19
Other treasury shares purchased, not retired		(1,331)				(1,331)				(1,331)
Changes in other equity		(5)			(5)					(5)
Changes in noncontrolling interests								10		10
Balance at the End of the Period at Dec. 31, 2019		20,841	55,895		162,954	(169,413)	(28,597)	144		20,985
Net income plus other comprehensive income/(loss):
Net income		5,590			5,590					5,590
Other comprehensive income/(loss)		(740)					(740)			(740)
Total comprehensive income/(loss)		4,850								4,850
Cash dividends paid - common stock		(5,797)			(5,797)					(5,797)
Common stock issued under employee plans		661	661							661
Purchases and sales of treasury stock under employee plans - net		110			36	74				110
Changes in noncontrolling interests								(15)		(15)
Balance at the End of the Period at Dec. 31, 2020		20,597	56,556		162,717	(169,339)	(29,337)	129		20,727
Equity
Cumulative effect of change in accounting principle	$ (66)			$ (66)					$ (66)	162,717
Net income plus other comprehensive income/(loss):
Net income		5,743			5,743					5,743
Other comprehensive income/(loss)		4,839					4,839			4,839
Other comprehensive income/(loss)							6,103
Total comprehensive income		10,582								10,582
Cash dividends paid - common stock		(5,869)			(5,869)					(5,869)
Common stock issued under employee plans		762	762							762
Purchases and sales of treasury stock under employee plans - net		(31)			22	(53)				(31)
Separation of Kyndryl		(7,140)			(8,404)		1,264	(62)		(7,203)
Changes in noncontrolling interests								28		28
Balance at the End of the Period at Dec. 31, 2021		$ 18,901	$ 57,319		$ 154,209	$ (169,392)	$ (23,234)	$ 95		18,996
Equity
Cumulative effect of change in accounting principle										$ 154,209